Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policy Related to the Grant of Certain Equity Awards

Our Compensation Committee has generally granted annual equity awards, including stock option grants to our directors and NEOs, in the first quarter of each fiscal year, specifically in mid-February. In addition, certain new hires receive stock option grants and restricted stock awards at the time of their hiring. During 2025 and 2024, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Our Compensation Committee has generally granted annual equity awards, including stock option grants to our directors and NEOs, in the first quarter of each fiscal year, specifically in mid-February. In addition, certain new hires receive stock option grants and restricted stock awards at the time of their hiring.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false